Trade Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2025	December 31, 2024
Trade accounts payable and accruals	$1,918	$1,547
Commercial and government royalties	579	546
Payroll-related liabilities	264	318
QB variable consideration to IMSA (Note 11(a) and Note 26)	62	72
Settlement payables (Note 32(b))	144	70
Accrued interest	51	55
Capital project accruals	277	39
Current portion of downstream pipeline take-or-pay toll commitment (Note 26)	33	32
Current portion of derivative liabilities (Note 26)	30	23
Other	46	33
	$3,404	$2,735